WESMARK FUNDS

March 1, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

WesMark Funds
Registration Statement on Form N-1A
1933 Act File No. 333-16157
1940 Act File No. 811-07925

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Statement of Additional Information with respect to the above-referenced Trust effective February 25, 2010 does not differ from that filed in the Post-Effective Amendment No. 25 which was filed electronically on February 24, 2010.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg Assistant Secretary